FORM 24f-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1.       Name and  address of issuer:
                  Republic Funds
                  6 St. James Avenue
                  Boston, MA  02116

2.       Name of each series or class of funds for which this notice is filed:
                  Republic Funds

3.       Investment Company Act File Number:811-4782

         Securities Act File Number:                          33-7647

4.       Last day of fiscal year for which this notice is filed:
                  October 31, 1995

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for the purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                     [     ]
6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):
7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the year:
                                        0
8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:
                                        0
9.        Number and  aggregate  sale price of securities  sold  during  the fiscal  year:
               Number =  200,522,617  Sale Price = $279,415,814
10.       Number and aggregate sale price of securities  sold during the fiscal  year in reliance  upon  registration  pursuant  to rule 24f-2:
               Number = 200,522,617  Sale Price =  $279,415,814
11.       Number and aggregate  sale price of securities   issued  during  the
          fiscal  year  in   connection   with  dividend reinvestment plans, if
          applicable (see Instruction B.7):
               Number = 1,124,780 Sale Price = $1,879,181

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12.      Calculation of registration fee:

         (i)      Aggregate sale price of securities sold during the
                  fiscal year in reliance on rule 24f-2
                  (from Item 10):                                   $279,415,814

         (ii)     Aggregate price of shares issued in connection
                  with dividend reinvestment plans (from Item 11,
                  if applicable):                                  +   1,879,181

         (iii)    Aggregate price of shares redeemed or repurchased
                  during the fiscal year (if applicable):           -142,687,123
         (iv)     Aggregate price of shares redeemed or repurchased
                  and previously applied as a reduction to filing
                  fees pursuant to rule 24e-2 (if applicable):     +         -0-

         (v)      Net aggregate price of securities sold and issued
                  during the fiscal year in reliance on rule 24f-2
                  [line (i), plus line (ii), less line (iii), plus
                  line (iv)]  (if applicable):                       138,607,872

         (vi)     Divisor prescribed by Section 6(b) of the Securities
                  Act of 1933 or other applicable law or regulation
                  (see Instruction C.6):                                   2,900

         (vii)    Fee due [line (i) or line (v) multiplied by
                  line (vi)]:                                      $   47,795.82
                                                                   =============

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                          [X]

         Date of mailing or wire transfer of filing fees to the Commissioner's lockbox depository:
                  December 29, 1995

                                   SIGNATURES

         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

         By (Signature and Title)   /s/JAMES S. LELKO, JR.
                                    James S. Lelko, Jr.
                                    Assistant Treasurer


                                   Date  December 28, 1995


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                               6 ST. JAMES AVENUE
                                   NINTH FLOOR
                           BOSTON, MASSACHUSETTS 02116
                                                   (617) 423-0800

                                                               December 28, 1995


Republic Funds
6 St. James Avenue, 9th Floor
Boston, Massachusetts 02116

Ladies and Gentlemen:

RE: RULE 24F-2 NOTICE FOR REPUBLIC FUNDS FOR THE FISCAL YEAR ENDED OCTOBER 31, 1995.


         This opinion is being furnished in connection with the registration, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended (the "1940 Act"), of an indefinite number of Shares of Beneficial Interest (par value $0.001 per share) (the "Shares") of Republic Funds, a Massachusetts business trust (the "Trust"), under the Securities Act of 1933, as amended (the "1933 Act"). I understand that the Trust proposes to file a notice (the "Notice") with the Securities and Exchange Commission (the "Commission") with respect to the Trust for the fiscal year ended October 31, 1995, pursuant to such Rule 24f-2 under the 1940 Act. This opinion is being furnished with a view to your filing it with the Commission in conjunction with the filing of the Notice.

         This opinion is limited solely to the laws of the Commonwealth of Massachusetts as applied by courts in such Commonwealth. This opinion is limited solely to the Shares of the Trust as of the fiscal year ended October 31, 1995 as reflected in the Notice. I understand that the foregoing limitation is acceptable to you.

         Based upon and subject to the foregoing, please be advised that it is my opinion that the Shares covered by the Notice were legally issued and (to the extent still outstanding) are fully paid and non-assessable, except that, as set forth in the Trust's registration statement as currently in effect filed with the Commission pursuant to the 1933 Act, shareholders of the Trust may under certain circumstances be held personally liable for its obligations.


                                                            Very truly yours,

                                                         /s/PHILIP W. COOLDIGE
                                                            Philip W. Coolidge